Long-term debt - Schedule of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 397.0	$ 396.0
Senior unsecured notes - due July 15, 2027
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	397.0	396.0
Credit facility
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 0.0	$ 0.0